Intangible Assets, Net (Details) - Schedule of Intangible Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible Assets [Abstract]
Land use rights	$ 4,760,543	$ 5,212,049
Less: accumulated amortization	(100,974)	(250,168)
Intangible assets, net	$ 4,659,569	$ 4,961,881